SCHEDULE OF PROPERTY AND EQUIPMENT. NET (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Subtotal	$ 506,312	$ 521,463
Less: accumulated depreciation	(253,871)	(223,154)
Total	252,441	298,309
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	203,894	210,496
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 99,347	$ 102,564
Agape Superior Living S D N B H D [Member]
Property, Plant and Equipment [Line Items]
Subtotal			$ 478,774	546,815	$ 532,234
Less: accumulated depreciation			(153,126)	(182,211)	(105,614)
Total			325,648	364,604	429,620
Agape Superior Living S D N B H D [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal			70,895	91,696	83,890
Agape Superior Living S D N B H D [Member] | Office Equipment Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal			117,691	143,938	142,152
Agape Superior Living S D N B H D [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal			195,117	210,472	209,414
Agape Superior Living S D N B H D [Member] | Vehicle [Member]
Property, Plant and Equipment [Line Items]
Subtotal			$ 95,071	$ 100,709	$ 99,778